Summary of Significant Accounting Policies (Details Narrative) (10-K) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Number of common stock exchanged shares		7,584,008
Minimum [Member]
Finite-lived intangible assets	3 years	3 years
Maximum [Member]
Finite-lived intangible assets	5 years	5 years